Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stockholders Equity Note [Abstract]
Shares of common stock reserved for future issuance
Shares of common stock reserved for future issuance were as follows as of March 31, 2014:

Series A redeemable convertible preferred stock	6,176,748
Convertible notes payable	1,066,667
Options to purchase common stock	1,140,000
Options available for future issuance	1,185,000

Total	9,568,415

Shares of common stock reserved for future issuance were as follows as of December 31, 2013:

Series A redeemable convertible preferred stock	6,176,748
Options to purchase common stock	915,000
Options available for future issuance	910,000

Total	8,001,748

Redeemable Convertible preferred stock
Redeemable convertible preferred stock as of March 31, 2014 consists of the following:

Redeemable Convertible Preferred Stock	Original Issue Price	Shares Designated	Shares Issued	Shares Outstanding	Liquidation Preference
Series A-1	$0.0100	5,000,000	5,000,000	5,000,000	$21,500,000
Series A-2	$1.6996	1,176,748	1,176,748	1,176,748	$5,060,016

Redeemable convertible preferred stock as of December 31, 2013 consists of the following:

Redeemable Convertible Preferred Stock	Original Issue Price	Shares Designated	Shares Issued	Shares Outstanding	Liquidation Preference
Series A-1	$0.0100	5,000,000	5,000,000	5,000,000	$16,050,000
Series A-2	$1.6996	1,176,748	1,176,748	1,176,748	$3,777,361